Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets (liabilities):
Start-up costs	$ 556	$ 1,096
Capitalized research and development costs	92	170
Reserves and accruals	793	751
Property and equipment	38	56
Intangible assets	3,998	4,420
Research and development credit	2,492	2,492
Lease liability	43	70
Net operating loss carryforwards	71,901	67,930
State and local taxes	2	2
Total gross deferred tax assets	79,915	76,987
Valuation allowance	(79,858)	(76,895)
Deferred tax assets, net of valuation allowance	57	92
Operating lease right-of-use assets	(35)	(64)
Total gross deferred tax liabilities	(35)	(64)
Deferred income taxes, net	$ 22	$ 28